Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net loss	$ (6,087,465)	$ (4,134,061)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	289,289	233,825
Stock-based compensation	1,765,074	1,481,242
Beneficial Conversion Feature	116,667	120,254
Amortization of deferred financing costs	51,624	32,851
Loss on sale of assets	0	4,819
(Increase) decrease in operating assets:
Accounts receivable	10,406	90,662
Inventory	(16,458)	8,077
Prepaid expenses and other assets	22,431	51,233
Increase (decrease) in operating liabilities:
Accounts payable	136,689	(51,211)
Accrued expenses	17,845	38,276
Increase (decrease) in foreign assets and liabilities, currency translation	1,268	0
Total adjustments	2,394,835	2,010,028
Net Cash Used in Operating Activities	(3,692,630)	(2,124,033)
Cash Flows from Investing Activities:
Purchase of property and equipment	(104,411)	(272,013)
Acquisition of intellectual property	(205,200)	0
Net Cash Used in Investing Activities	(309,611)	(272,013)
Cash Flows from Financing Activities:
Proceeds from Loan	0	265,525
Principal payments on Loan	0	0
Proceeds from issuance of stock	5,380,632	1,887,556
Net Cash Provided by Financing Activities	5,380,632	2,153,081
Net Increase (Decrease) in Cash and Cash Equivalents	1,378,391	(242,965)
Cash and Cash Equivalents, beginning of period	362,598	605,563
Cash and Cash Equivalents, end of period	1,740,989	362,598
Supplemental Disclosure Information:
Cash paid for interest	58,803	62,689
Cash paid for taxes	0	0
Non-cash Disclosures:
Financing and extinguishment of debt	350,000	0
Exchanged debt for common shares	$ 28,000	$ 0